Share Capital and Warrants	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

23. SHARE CAPITAL AND WARRANTS
A) Authorized
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles.
B) Issued and Outstanding – Common Shares

	June 30, 2022		December 31, 2021
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	2,001,211	17,016	1,228,870	11,040
Issued Under the Arrangement, Net of Issuance Costs	—	—	788,518	6,111
Issued Upon Exercise of Warrants	6,571	65	314	3
Issued Under Stock Option Plans	9,606	149	535	7
Purchase of Common Shares Under NCIB	(67,779)	(577)	(17,026)	(145)
Outstanding, End of Period	1,949,609	16,653	2,001,211	17,016
As at June 30, 2022, there were 41 million (December 31, 2021 – 30 million) common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
In the six months ended June 30, 2022, the Company purchased 68 million common shares through the NCIB. The shares were purchased at a volume weighted average price of $21.89 per common share for a total of $1.5 billion. Paid in surplus was reduced by $907 million, representing the excess of the purchase price of the common shares over their average carrying value. The shares were subsequently cancelled. From July 1, 2022, through to July 27, 2022, the Company purchased an additional 19 million shares for $425 million.
) Issued and Outstanding – Preferred Shares
In the six months ended June 30, 2022, there were no additional preferred shares issued. As at June 30, 2022, there were 36 million preferred shares outstanding (December 31, 2021 – 36 million), with a carrying value of $519 million (December 31, 2021 – $519 million).

As at June 30, 2022	Dividend Reset Date	Dividend Rate	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58%	10,740
Series 2 First Preferred Shares (1)	March 31, 2026	3.21%	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69%	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59%	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94%	6,000
(1)     The floating-rate dividend was 1.86 percent for the period from December 31, 2021, to March 30, 2022, and 2.35 percent for the period from March 31, 2022, to June 29, 2022.
) Issued and Outstanding – Warrants

	June 30, 2022		December 31, 2021
As at June 30, 2022	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	65,119	215	—	—
Issued Under the Arrangement	—	—	65,433	216
Exercised	(6,571)	(21)	(314)	(1)
Outstanding, End of Period	58,548	194	65,119	215